Employee Benefit Plans Summary of All Employee Restricted Equity Award Activity (Parenthetical) (Detail) - Employee Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number granted units	[1],[2]	2,489,976	3,542,984	2,738,809
Weighted average grant date fair value	[2]	$ 25.20	$ 19.32	$ 22.73
Unrecognized compensation cost related to unvested equity awards		$ 78.3
Period of recognition of compensation expense related to unvested equity awards		2 years 3 months 15 days
Dividend Equivalent Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number granted units		196,947	538,749	161,077
Weighted average grant date fair value		$ 0	$ 0	$ 0
Performance Based Restricted Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards target amount		2,025,871
Equity awards to vest		1,946,565

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
[2]	We reinvest dividend equivalents on restricted stock units. For 2015, 2014, and 2013, the number of units "granted" shown in the table above includes 196,947, 538,749, and 161,077 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.